Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Revenues and Cost of Revenue by Segment	The Group’s CODM does not review the financial position by operating segment, thus total assets by operating segment is not presented.
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue:
Workspace membership	124,140	68,558	22,630
Other services	27,890	8,655	3,490
Total revenue	152,030	77,213	26,120
Cost of revenue (excluding impairment loss)
Workspace membership	(141,462)	(74,065)	(22,587)
Other services	(19,426)	(4,948)	(4,279)
Total cost of revenue (excluding impairment loss)(1)	(160,888)	(79,013)	(26,866)
Reconciliation of profit or loss
Operating expenses:
Impairment loss on long-lived assets and long-term prepaid expenses	(29,109)	(967)	(2,948)
Sales and marketing expenses	(8,643)	(3,540)	(714)
General and administrative expenses	(77,119)	(44,974)	(36,666)
Change in fair value of warrant liability	9,099	4,949	463
Change in fair value of put option liability	373	—	—
Loss from operations	(114,257)	(46,332)	(40,611)
Non-operating income/(expense):
Interest income/(expense), net	907	(2,253)	185
Subsidy income	7,754	804	5
Impairment loss on long-term investments	(25,603)	(17,979)	—
Gain on disposal of long-term investments	6,370	—	—
Gain/(Loss) on disposal of subsidiaries	112,792	(607)	3,217
Other income, net	8,673	2,180	725
Gain/(Loss) from equity method investments	795	(483)	—
Loss before income taxes and discontinued operations	(2,569)	(64,670)	(36,479)

(1)	A summary of depreciation and amortization expenses for the years presented is as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Workspace membership	11,116	9,082	660
Other services	5,211	539	250